Assets and Liabilities Measured at Fair Value on a Recurring Basis (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables show the major categories of assets and liabilities measured at fair value on a recurring basis as of December 31, 2018 and 2017, using unadjusted quoted prices in active markets for identical assets (Level 1); significant other observable inputs (Level 2); significant unobservable inputs (Level 3); and Practical Expedient (millions):

Description	Level 1: Quoted Prices in Active Markets for Identical Assets	Level 2: Significant Other Observable Inputs	Level 3: Significant Unobservable Inputs	Fair Value Using Practical Expedient	Total at December 31, 2018
Real estate properties	$—	$—	$15,531.1	$—	$15,531.1
Real estate joint ventures	—	—	6,356.6	—	6,356.6
Limited partnerships	—	—	—	175.9	175.9
Marketable securities:
Real estate-related	1,415.1	—	—	—	1,415.1
Government agency notes	—	2,050.7	—	—	2,050.7
United States Treasury securities	—	2,038.0	—	—	2,038.0
Loans receivable	—	—	913.0	—	913.0
Total Investments at December 31, 2018	$1,415.1	$4,088.7	$22,800.7	$175.9	$28,480.4
Mortgage loans payable	$—	$—	$(2,608.0)	$—	$(2,608.0)

Description	Level 1: Quoted Prices in Active Markets for Identical Assets	Level 2: Significant Other Observable Inputs	Level 3: Significant Unobservable Inputs	Fair Value Using Practical Expedient	Total at December 31, 2017
Real estate properties	$—	$—	$15,742.7	$—	$15,742.7
Real estate joint ventures	—	—	5,860.6	—	5,860.6
Limited partnerships	—	—	—	142.4	142.4
Marketable securities:
Real estate-related	1,238.0	—	—	—	1,238.0
Government agency notes	—	2,872.3	—	—	2,872.3
United States Treasury securities	—	1,015.2	—	—	1,015.2
Loans receivable	—	—	298.8	—	298.8
Total Investments at December 31, 2017	$1,238.0	$3,887.5	$21,902.1	$142.4	$27,170.0
Mortgage loans payable	$—	$—	$(2,238.3)	$—	$(2,238.3)

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables show the reconciliation of the beginning and ending balances for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2018 and 2017 (millions):

	Real Estate Properties	Real Estate Joint Ventures	Loans Receivable	Total Level 3 Investments	Mortgage Loans Payable
For the year ended December 31, 2018
Beginning balance January 1, 2018	$15,742.7	$5,860.6	$298.8	$21,902.1	$(2,238.3)
Total realized and unrealized gains included in changes in net assets	315.8	116.3	0.3	432.4	79.4
Purchases(1)	1,151.8	941.5	939.2	3,032.5	(817.9)
Sales	(1,679.2)	—	(257.3)	(1,936.5)	—
Settlements(2)	—	(561.8)	(68.0)	(629.8)	368.8
Ending balance December 31, 2018	$15,531.1	$6,356.6	$913.0	$22,800.7	$(2,608.0)

	Real Estate Properties	Real Estate Joint Ventures	Loans Receivable	Total Level 3 Investments	Mortgage Loans Payable
For the year ended December 31, 2017
Beginning balance January 1, 2017	$15,452.8	$5,622.4	$295.7	$21,370.9	$(2,332.1)
Total realized and unrealized gains included in changes in net assets	177.5	123.5	1.2	302.2	15.9
Purchases(1)	682.9	419.0	1.9	1,103.8	(17.7)
Sales	(570.5)	—	—	(570.5)	—
Settlements(2)	—	(304.3)	—	(304.3)	95.6
Ending balance December 31, 2017	$15,742.7	$5,860.6	$298.8	$21,902.1	$(2,238.3)

(1)	Includes purchases, contributions for joint ventures, capital expenditures, lending for loans receivable and assumption of mortgage loans payable.

(2)	Includes operating income for real estate joint ventures net of distributions, principal payments and payoffs of loans receivable, and principal payments and extinguishment of mortgage loans payable.

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables show the reconciliation of the beginning and ending balances for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2018 and 2017 (millions):

	Real Estate Properties	Real Estate Joint Ventures	Loans Receivable	Total Level 3 Investments	Mortgage Loans Payable
For the year ended December 31, 2018
Beginning balance January 1, 2018	$15,742.7	$5,860.6	$298.8	$21,902.1	$(2,238.3)
Total realized and unrealized gains included in changes in net assets	315.8	116.3	0.3	432.4	79.4
Purchases(1)	1,151.8	941.5	939.2	3,032.5	(817.9)
Sales	(1,679.2)	—	(257.3)	(1,936.5)	—
Settlements(2)	—	(561.8)	(68.0)	(629.8)	368.8
Ending balance December 31, 2018	$15,531.1	$6,356.6	$913.0	$22,800.7	$(2,608.0)

	Real Estate Properties	Real Estate Joint Ventures	Loans Receivable	Total Level 3 Investments	Mortgage Loans Payable
For the year ended December 31, 2017
Beginning balance January 1, 2017	$15,452.8	$5,622.4	$295.7	$21,370.9	$(2,332.1)
Total realized and unrealized gains included in changes in net assets	177.5	123.5	1.2	302.2	15.9
Purchases(1)	682.9	419.0	1.9	1,103.8	(17.7)
Sales	(570.5)	—	—	(570.5)	—
Settlements(2)	—	(304.3)	—	(304.3)	95.6
Ending balance December 31, 2017	$15,742.7	$5,860.6	$298.8	$21,902.1	$(2,238.3)

(1)	Includes purchases, contributions for joint ventures, capital expenditures, lending for loans receivable and assumption of mortgage loans payable.

(2)	Includes operating income for real estate joint ventures net of distributions, principal payments and payoffs of loans receivable, and principal payments and extinguishment of mortgage loans payable.

Schedule of Unobservable Inputs Related to Level 3 Fair Value Measurements
The following table shows quantitative information about unobservable inputs related to the Level 3 fair value measurements as of December 31, 2018.

Type	Asset Class	Valuation Technique(s)	Unobservable Inputs	Range (Weighted Average)

Real Estate Properties and Joint Ventures	Office	Income Approach—Discounted Cash Flow	Discount Rate	5.5%–8.6% (6.5%)
			Terminal Capitalization Rate	4.0%–7.5% (5.4%)

		Income Approach—Direct Capitalization	Overall Capitalization Rate	4.0%–7.0% (4.8%)

	Industrial	Income Approach—Discounted Cash Flow	Discount Rate	5.3%–8.9% (6.8%)
			Terminal Capitalization Rate	4.4%–7.3% (5.5%)

		Income Approach—Direct Capitalization	Overall Capitalization Rate	4.0%–7.0% (4.9%)

	Residential	Income Approach—Discounted Cash Flow	Discount Rate	5.5%–7.8% (6.5%)
			Terminal Capitalization Rate	3.8%–6.8% (5.0%)

		Income Approach—Direct Capitalization	Overall Capitalization Rate	3.3%–6.0% (4.5%)

	Retail	Income Approach—Discounted Cash Flow	Discount Rate	5.0%–10.7% (6.4%)
			Terminal Capitalization Rate	4.3%–9.0% (5.3%)

		Income Approach—Direct Capitalization	Overall Capitalization Rate	3.3%–8.5% (4.7%)

Mortgage Loans Payable	Office and Industrial	Discounted Cash Flow	Loan-to-Value Ratio	36.4%–67.8% (47.6%)
			Equivalency Rate	3.9%–6.2% (4.6%)

		Net Present Value	Loan-to-Value Ratio	36.4%–67.8% (47.6%)
			Weighted Average Cost of Capital Risk Premium Multiple	1.2–1.4 (1.3)

	Residential	Discounted Cash Flow	Loan-to-Value Ratio	31.9%–63.6% (48.1%)
			Equivalency Rate	3.4%–4.6% (4.1%)

		Net Present Value	Loan-to-Value Ratio	31.9%–63.6% (48.1%)
			Weighted Average Cost of Capital Risk Premium Multiple	1.1–1.4 (1.2)

	Retail	Discounted Cash Flow	Loan-to-Value Ratio	31.9%–55.3% (39.3%)
			Equivalency Rate	4.3%–5.3% (4.5%)

		Net Present Value	Loan-to-Value Ratio	31.9%–55.3% (39.3%)
			Weighted Average Cost of Capital Risk Premium Multiple	1.1–1.3 (1.2)

Loans Receivable	Residential, Industrial, Office, Retail and Storage	Discounted Cash Flow	Loan-to-Value Ratio	70.8%-79.2% (75.6%)
			Equivalency Rate	6.0%-8.3% (6.9%)

The following table shows quantitative information about unobservable inputs related to the Level 3 fair value measurements as of December 31, 2017.

Type	Asset Class	Valuation Technique(s)	Unobservable Inputs	Range (Weighted Average)

Real Estate Properties and Joint Ventures	Office	Income Approach—Discounted Cash Flow	Discount Rate	5.5%–8.0% (6.5%)
			Terminal Capitalization Rate	4.5%–7.0% (5.5%)

		Income Approach—Direct Capitalization	Overall Capitalization Rate	3.8%–7.0% (4.8%)

	Industrial	Income Approach—Discounted Cash Flow	Discount Rate	5.5%–8.9% (6.8%)
			Terminal Capitalization Rate	4.5%–8.3% (5.5%)

		Income Approach—Direct Capitalization	Overall Capitalization Rate	4.0%–7.5% (5.0%)

	Residential	Income Approach—Discounted Cash Flow	Discount Rate	5.0%–8.0% (6.1%)
			Terminal Capitalization Rate	3.5%–6.5% (4.8%)

		Income Approach—Direct Capitalization	Overall Capitalization Rate	3.3%–6.0% (4.3%)

	Retail	Income Approach—Discounted Cash Flow	Discount Rate	5.0%–10.5% (6.4%)
			Terminal Capitalization Rate	4.3%–8.8% (5.2%)

		Income Approach—Direct Capitalization	Overall Capitalization Rate	3.8%–8.8% (4.7%)

Mortgage Loans Payable	Office and Industrial	Discounted Cash Flow	Loan-to-Value Ratio	37.7%–69.5% (45.6%)
			Equivalency Rate	3.7%–5.2% (3.9%)

		Net Present Value	Loan-to-Value Ratio	37.7%–69.5% (45.6%)
			Weighted Average Cost of Capital Risk Premium Multiple	1.2–1.5 (1.3)

	Residential	Discounted Cash Flow	Loan-to-Value Ratio	28.1%–64.2% (38.6%)
			Equivalency Rate	3.3%–3.6% (3.4%)

		Net Present Value	Loan-to-Value Ratio	28.1%–64.2% (38.6%)
			Weighted Average Cost of Capital Risk Premium Multiple	1.1–1.5 (1.3)

	Retail	Discounted Cash Flow	Loan-to-Value Ratio	17.9%–56.0% (32.7%)
			Equivalency Rate	3.1%–4.4% (3.8%)

		Net Present Value	Loan-to-Value Ratio	17.9%–56.0% (32.7%)
			Weighted Average Cost of Capital Risk Premium Multiple	1.1–1.4 (1.2)

Loans Receivable	Office, Retail and Storage	Discounted Cash Flow	Loan-to-Value Ratio	59.4%-77.3% (75.1%)
			Equivalency Rate	4.2%-8.3% (6.2%)

Fair Value of Net Unrealized Gains Included in Changes in Net Assets Attributable to Investments and Mortgage Loans Payable Using Significant Unobservable Inputs
The amount of total net unrealized gains included in changes in net assets attributable to the change in net unrealized gains relating to Level 3 investments and mortgage loans payable using significant unobservable inputs still held as of the reporting date is as follows (millions):

	Real Estate Properties	Real Estate Joint Ventures	Loans Receivable	Total Level 3 Investments	Mortgage Loans Payable
For the year ended December 31, 2018	$282.6	$80.8	$0.3	$363.7	$86.2
For the year ended December 31, 2017	$185.1	$125.2	$1.2	$311.5	$15.9